Allocation of the profit for the year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit for the year	R$ 2,305,869	R$ 973,318	R$ 3,367,517
Legal reserve	115,293	48,666	168,376	R$ 168,376
Minimum mandatory dividends	547,645	231,163	799,785
Additional proposed dividends	96,700	40,806	141,203
Investment reserve recorded	R$ 1,546,231	R$ 652,863	R$ 2,258,153